DBX ETF Trust | 1
Schedule of Investments
Xtrackers California Municipal Bond ETF
August 31, 2024 (Unaudited)
N
Principal
Amount $ Value $
MUNICIPAL BONDS — 97.1%
California — 97.1%
Allan Hancock Joint Community
College District
Series 2006-C, 0.00% -
5.60%, 8/1/47 (a)
160,000 118,689
Anaheim Public Financing
Authority
Series C, Zero Coupon, 9/1/30
50,000 42,111
Series C, Zero Coupon, 9/1/32
150,000 117,697
Series C, Zero Coupon, 9/1/33
160,000 121,084
Bay Area Toll Authority
Series S-7, 4.00%, 4/1/34
100,000 101,617
Series F-2, 5.00%, 4/1/42
100,000 111,540
Series F-2, 5.00%, 4/1/43
100,000 110,923
Bay Area Toll Authority, Highway
Revenue Tolls,
Series S-7, 3.25%, 4/1/36
25,000 23,972
Series S-6, 5.00%, 10/1/54
25,000 25,039
Series F-1, 5.00%, 4/1/56
70,000 74,738
California Community Choice
Financing Authority
Series B-1, 4.00%, 2/1/52
250,000 254,139
Series A, 5.00%, 7/1/53
300,000 318,768
Series E-1, 5.00%, 2/1/54
100,000 107,396
Series D, 5.50%, 5/1/54
250,000 267,842
Series G-1, 5.25%, 11/1/54
100,000 107,808
California Educational Facilities
Authority
Series V-3, 5.00%, 6/1/33
25,000 30,002
Series U-1, 5.25%, 4/1/40
235,000 298,798
Series U-7, 5.00%, 6/1/46
120,000 149,062
Series 2016, 5.00%, 10/1/49
75,000 77,995
California Enterprise
Development Authority
Series A, 5.50%, 11/1/59
50,000 57,255
California Health Facilities
Financing Authority
Series A, 5.00%, 11/15/30
50,000 51,239
Series A, 5.00%, 11/15/32
75,000 79,334
Series A, 5.00%, 11/15/33
55,000 58,729
Series A, 4.00%, 4/1/38
100,000 101,202
Series B, 3.25%, 8/15/39
145,000 137,667
Series B, 4.00%, 8/15/39
100,000 100,363
Series A, 5.00%, 10/1/39
25,000 26,230
Series C, 5.00%, 6/1/41
75,000 83,528
Series A, 5.00%, 11/15/41
75,000 77,264
Series A-2, 4.00%, 11/1/44
25,000 24,686
Series A, 5.00%, 11/15/46
100,000 103,018
Series A-2, 5.00%, 11/1/47
100,000 121,176
Series A, 4.00%, 8/15/48
100,000 99,920
Series A, 4.00%, 11/15/48
70,000 67,607
Principal
Amount $ Value $
Series A, 5.00%, 11/15/48
60,000 62,003
Series A, 4.00%, 6/1/50
50,000 47,205
Series A, 4.00%, 8/15/50
100,000 98,351
California Infrastructure &
Economic Development Bank
Series A, 5.00%, 7/1/29
80,000 86,321
Series A, 5.00%, 7/1/33
125,000 135,974
Series A, 4.00%, 11/1/45
50,000 49,052
Series A, 4.00%, 7/1/50
180,000 172,991
California Public Finance
Authority
Series A, 4.00%, 8/1/47
50,000 48,849
California School Facilities
Financing Authority
Series A, Zero Coupon, 8/1/49
300,000 87,998
California State Public Works
Board
Series F, 5.00%, 5/1/25
100,000 101,519
Series A, 5.00%, 8/1/34
30,000 33,924
Series B, 4.00%, 5/1/46
250,000 251,388
Series A, 4.00%, 11/1/46
225,000 226,331
California State University
Series A, 5.00%, 11/1/27
25,000 26,050
Series A, 5.00%, 11/1/29
40,000 42,514
Series A, 5.00%, 11/1/30
50,000 51,855
Series A, 5.00%, 11/1/32
105,000 108,611
Series A, 5.00%, 11/1/32
60,000 63,298
Series A, 5.00%, 11/1/34
30,000 31,585
Series A, 5.00%, 11/1/43
165,000 167,823
California Statewide
Communities Development
Authority
Series 2004-L, 5.00%, 4/1/38
155,000 172,625
Series A, 4.00%, 7/1/48
25,000 24,461
Series A, 3.00%, 4/1/50
50,000 39,492
Series A, 4.00%, 8/15/51
50,000 47,983
Centinela Valley Union High
School District
Series B, 4.00%, 8/1/50
30,000 29,333
Cerritos Community College
District
Series A, 4.00%, 8/1/44
50,000 49,603
Chino Valley Unified School
District
Series 2020-B, 5.00%, 8/1/55
100,000 106,638
City of Irvine CA
4.00%, 9/1/58
75,000 75,251
City of Los Angeles CA
Wastewater System Revenue
Series C, 5.00%, 6/1/28
100,000 109,840
City of Los Angeles Department
of Airports
Series D, 4.00%, 5/15/48
100,000 99,288
Series A, 5.00%, 5/15/49
300,000 315,450

2 | DBX ETF Trust
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
August 31, 2024 (Unaudited)
Principal
Amount $ Value $
City of Los Angeles Department
of Airports, Private Airport &
Marina Revenue,
Series A, 5.00%, 5/15/36
30,000 33,238
Series A, 5.00%, 5/15/37
30,000 33,084
City of San Francisco CA Public
Utilities Commission Water
Revenue
Series C, 5.00%, 11/1/25
210,000 213,622
Series C, 5.00%, 11/1/31
20,000 23,314
Coast Community College
District
5.00%, 8/1/31
65,000 66,526
Coronado Community
Development Agency
Successor Agency
Series A, 5.00%, 9/1/33
80,000 81,446
County of Sacramento CA
Airport System Revenue
Series A, 5.00%, 7/1/41
60,000 61,477
Desert Community College
District
Series A-1, 4.00%, 8/1/51
100,000 98,428
East Bay Municipal Utility
District Water System
Revenue
Series B, 5.00%, 6/1/28
25,000 26,772
Series B, 5.00%, 6/1/30
50,000 53,300
Series B, 5.00%, 6/1/31
50,000 53,156
Folsom Cordova Unified School
District
Series D, 4.00%, 10/1/44
100,000 99,812
Golden State Tobacco
Securitization Corp.
Series A, 5.00%, 6/1/40
50,000 50,943
Series A, 5.00%, 6/1/45
85,000 86,603
Hartnell Community College
District
Series 2002-D, 7.00%, 8/1/34
100,000 112,261
Hayward Area Recreation & Park
District
Series A, 4.00%, 8/1/46
30,000 29,827
Hayward Unified School District
4.00%, 8/1/42
50,000 50,011
4.00%, 8/1/43
300,000 300,927
Long Beach Bond Finance
Authority
Series A, 5.50%, 11/15/30
100,000 110,525
Los Angeles County Facilities,
Inc.
Series A, 4.00%, 12/1/48
130,000 128,720
Los Angeles County
Metropolitan Transportation
Authority Sales Tax Revenue
Series A, 5.00%, 6/1/31
50,000 57,963
Series A, 5.00%, 6/1/33
110,000 116,844
Principal
Amount $ Value $
Series A, 5.00%, 6/1/33
30,000 34,634
Series A, 5.00%, 6/1/34
30,000 33,750
Series B, 5.00%, 7/1/34
25,000 27,075
Series B, 5.00%, 7/1/35
50,000 54,058
Los Angeles County Public
Works Financing Authority
Series D, 4.00%, 12/1/40
60,000 59,998
Los Angeles Department of
Water & Power
Series B, 5.00%, 7/1/26
150,000 156,931
Series D, 5.00%, 7/1/26
100,000 104,621
Series A, 5.00%, 7/1/29
45,000 50,571
Series B, 5.00%, 7/1/33
150,000 163,619
Series A, 5.00%, 7/1/34
110,000 114,868
Series B, 5.00%, 7/1/51
20,000 21,671
Series B, 5.25%, 7/1/53
25,000 27,910
Los Angeles Department of
Water & Power Power System
Revenue, Electric, Power &
Light Revenue,
Series D, 5.00%, 7/1/44
20,000 21,421
Los Angeles Department of
Water & Power Water System
Revenue
Series B, 5.00%, 7/1/47
30,000 32,921
Series A, 5.00%, 7/1/49
200,000 221,849
Series D, 5.00%, 7/1/52
50,000 54,635
Los Angeles Department of
Water & Power, Electric,
Power & Light Revenue,
Series B, 5.00%, 7/1/45
75,000 81,231
Series B, 5.00%, 7/1/51
45,000 48,514
Los Angeles Unified School
District
Series A, 5.00%, 7/1/27
60,000 64,440
Series B, 2.00%, 7/1/29
95,000 88,607
Series B-1, 5.00%, 7/1/29
25,000 26,940
Series A, 5.00%, 7/1/30
55,000 61,303
Series B, 5.00%, 7/1/30
100,000 104,159
Series C, 5.00%, 7/1/30
50,000 57,122
Series C, 3.00%, 7/1/35
20,000 19,044
Series B-1, 5.00%, 7/1/36
35,000 37,201
Series QRR, 5.00%, 7/1/37
50,000 58,948
Series B-1, 5.25%, 7/1/42
25,000 26,496
Series M-1, 5.25%, 7/1/42
15,000 15,898
Series RYQ, 4.00%, 7/1/44
75,000 75,677
Marin Healthcare District
Series 2021, 4.00%, 8/1/45
165,000 162,356
Metropolitan Water District of
Southern California
Series A, 2.50%, 7/1/25
30,000 29,901
Series A, 5.00%, 7/1/27
40,000 42,983
Series A, 5.00%, 7/1/27
75,000 80,593
Series C, 5.00%, 10/1/27
40,000 43,310

DBX ETF Trust | 3
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
August 31, 2024 (Unaudited)
Principal
Amount $ Value $
Series A, 5.00%, 7/1/34
95,000 103,696
Series A, 5.00%, 10/1/49
30,000 32,080
Series A, 5.00%, 10/1/51
20,000 21,717
Mount San Antonio Community
College District
Series A, 0.00% - 6.25%,
8/1/43 (a)
100,000 99,753
M-S-R Energy Authority
Series C, 6.50%, 11/1/39
60,000 77,738
Municipal Improvement Corp. of
Los Angeles
Series B, 5.00%, 11/1/27
25,000 26,310
Series B, 5.00%, 11/1/29
30,000 31,447
Napa Valley Unified School
District
Series C, 4.00%, 8/1/44
70,000 69,634
Northern California Sanitation
Agencies Financing Authority
Series 2021, 3.00%, 12/1/34
25,000 24,433
Series A, 5.00%, 12/1/45
55,000 59,830
Ontario International Airport
Authority
Series A, 4.00%, 5/15/51
190,000 186,776
Orange County Transportation
Authority
Series 2021, 5.00%, 10/15/24
90,000 90,216
Palomar Community College
District
Series 2006-C, 5.00%, 8/1/44
70,000 71,602
Series 2006-D, 4.00%, 8/1/46
15,000 14,885
Perris Union High School District
Series A, 4.00%, 9/1/48
50,000 49,471
Rancho Santiago Community
College District
Series 2002-C, Zero Coupon,
9/1/30
60,000 50,117
Regents of The University of
California Medical Center
Pooled Revenue
Series L, 5.00%, 5/15/35
25,000 25,812
Series L, 5.00%, 5/15/41
75,000 77,096
Series L, 3.00%, 5/15/42
255,000 224,266
Series P, 5.00%, 5/15/47
175,000 191,278
Series P, 4.00%, 5/15/53
25,000 24,853
River Islands Public Financing
Authority
Series A-1, 5.25%, 9/1/52
50,000 54,321
Riverside County Transportation
Commission Sales Tax
Revenue
Series B, 5.00%, 6/1/35
120,000 128,322
Sacramento City Financing
Authority
Series E, 5.25%, 12/1/30
100,000 112,706
Principal
Amount $ Value $
Sacramento City Unified School
District
Series G, 4.00%, 8/1/49
30,000 29,625
Sacramento Municipal Utility
District
Series G, 5.00%, 8/15/39
50,000 54,357
Sacramento Municipal Utility
District, Electric, Power &
Light Revenue,
Series H, 5.00%, 8/15/50
50,000 54,033
Sacramento Transportation
Authority Sales Tax Revenue
Series A, 5.00%, 10/1/33
60,000 72,355
San Bernardino Community
College District
Series A, 4.00%, 8/1/49
45,000 47,088
San Diego Community College
District
5.00%, 8/1/31
100,000 104,856
San Diego County Regional
Airport Authority
Series A, 5.00%, 7/1/44
35,000 37,394
Series A, 5.00%, 7/1/46
75,000 81,482
San Diego County Regional
Transportation Commission
Series A, 5.00%, 4/1/35
15,000 17,765
San Diego County Water
Authority
Series S-1, 5.00%, 5/1/28
100,000 109,047
San Diego Public Facilities
Financing Authority
Series A, 5.00%, 5/15/27
50,000 52,187
Series A, 5.00%, 5/15/28
20,000 20,870
Series B, 5.00%, 8/1/28
35,000 36,675
San Diego Unified School
District
Series 2012-I, 4.00%, 7/1/47
100,000 100,001
Series C, 0.00% - 6.63%,
7/1/48 (a)
85,000 82,626
Series L, 4.00%, 7/1/49
30,000 29,839
Series 2018 G-3, 4.00%,
7/1/53
200,000 198,701
San Francisco Bay Area Rapid
Transit District
Series 2004 F-1, 3.00%,
8/1/38
75,000 69,310
Series C-1, 4.00%, 8/1/45
35,000 34,841
San Francisco City & County
Airport Commission-San
Francisco International
Airport, Private Airport &
Marina Revenue,
Series E, 5.00%, 5/1/48
25,000 26,149
San Francisco City & County
Airport Comm-San Francisco
International Airport
Series D, 5.00%, 5/1/36
40,000 43,739

4 | DBX ETF Trust
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
August 31, 2024 (Unaudited)
Principal
Amount $ Value $
San Francisco City & County
Public Utilities Commission
Wastewater Revenue
Series A, 5.00%, 10/1/27
50,000 54,056
Series A, 5.00%, 10/1/46
85,000 92,792
San Francisco Community
College District
Series B, 5.25%, 6/15/49
100,000 113,059
San Francisco Municipal
Transportation Agency
Series 2017, 4.00%, 3/1/46
130,000 128,615
San Joaquin Hills Transportation
Corridor Agency
Zero Coupon, 1/1/25
75,000 74,291
Zero Coupon, 1/1/28
55,000 50,539
Series A, 5.00%, 1/15/33
40,000 44,915
San Jose Redevelopment
Agency Successor Agency
Series A, 5.00%, 8/1/35
45,000 47,515
San Marcos Unified School
District
Series B, Zero Coupon, 8/1/47
300,000 113,675
San Mateo County Community
College District
Series A, 5.00%, 9/1/45
65,000 66,664
San Mateo Foster City Public
Financing Authority
Series B, 5.00%, 8/1/25
100,000 102,252
San Mateo Union High School
District
Series 2010, 0.00% - 6.70%,
9/1/41 (a)
130,000 137,759
Santa Clara Unified School
District
Series 2017, 3.50%, 7/1/42
130,000 124,106
Santa Clara Valley
Transportation Authority
Series A, 5.00%, 4/1/26
50,000 52,098
Santa Clara Valley Water District
Series 2023C-1, 4.00%, 6/1/26
50,000 51,355
Southern California Public
Power Authority
Series 2023-A1, 5.00%, 7/1/48
20,000 22,277
State of California
5.00%, 9/1/24
60,000 60,000
5.00%, 9/1/24
30,000 30,000
5.00%, 10/1/24
65,000 65,109
Series B, 5.00%, 10/1/24
25,000 25,042
5.00%, 12/1/24
250,000 251,376
Series B, 5.00%, 8/1/25
125,000 127,694
5.00%, 10/1/25
100,000 102,575
5.00%, 12/1/25
50,000 51,501
5.00%, 8/1/26
100,000 102,145
5.00%, 8/1/26
110,000 114,951
Series B, 5.00%, 8/1/26
110,000 114,951
Principal
Amount $ Value $
4.00%, 9/1/26
50,000 51,386
5.00%, 10/1/26
50,000 52,546
5.00%, 12/1/26
110,000 116,051
5.00%, 8/1/27
100,000 104,658
5.00%, 10/1/27
30,000 32,217
5.00%, 11/1/27
50,000 53,791
5.00%, 11/1/27
50,000 53,791
5.00%, 11/1/27
115,000 123,720
5.00%, 8/1/28
90,000 96,164
5.00%, 9/1/28
110,000 114,961
Series B, 5.00%, 10/1/28
100,000 109,640
5.00%, 12/1/28
45,000 49,504
Series C, 5.00%, 8/1/29
200,000 208,484
5.00%, 11/1/29
25,000 26,810
5.00%, 8/1/30
55,000 58,481
5.00%, 11/1/30
30,000 32,039
5.00%, 11/1/30
35,000 39,679
5.00%, 4/1/31
40,000 45,560
5.00%, 4/1/32
50,000 57,663
5.25%, 8/1/32
100,000 116,105
2.50%, 9/1/32
125,000 116,647
5.00%, 9/1/32
30,000 34,225
5.00%, 11/1/32
30,000 33,752
Series B, 5.00%, 11/1/32
30,000 33,752
Series C, 3.375%, 9/1/33
50,000 49,852
5.00%, 3/1/34
55,000 60,940
5.00%, 12/1/34
50,000 55,976
3.00%, 9/1/35
200,000 188,824
3.00%, 10/1/35
95,000 89,587
4.00%, 10/1/35
50,000 52,938
5.00%, 10/1/35
100,000 102,873
4.00%, 11/1/35
130,000 136,176
5.00%, 12/1/35
70,000 78,034
4.00%, 3/1/36
80,000 83,233
3.00%, 9/1/36
50,000 46,678
4.00%, 9/1/36
100,000 100,797
3.00%, 10/1/36
25,000 23,284
5.00%, 10/1/36
50,000 57,367
Series B, 5.00%, 11/1/36
30,000 33,282
4.00%, 3/1/37
50,000 51,868
5.00%, 4/1/37
40,000 43,264
5.00%, 9/1/41
100,000 110,832
4.00%, 4/1/42
200,000 204,113
Series C, 5.00%, 11/1/42
100,000 111,949
3.00%, 12/1/43
25,000 21,373
5.00%, 10/1/45
350,000 389,589
5.25%, 10/1/45
25,000 28,387
4.00%, 11/1/45
85,000 83,282
4.00%, 3/1/46
30,000 30,141
3.00%, 11/1/50
100,000 81,026

DBX ETF Trust | 5
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
August 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 is as follows:
Principal
Amount $ Value $
State of California Department
of Water Resources
Series BB, 5.00%, 12/1/26
130,000 137,782
Series AX, 5.00%, 12/1/27
45,000 48,859
Series BB, 5.00%, 12/1/33
25,000 28,554
Sweetwater Union High School
District
4.00%, 8/1/42
100,000 98,870
University of California
Series BN, 5.00%, 5/15/25
45,000 45,779
Series I, 5.00%, 5/15/26
25,000 25,451
Series AY, 5.00%, 5/15/28
70,000 74,814
Series BQ, 5.00%, 5/15/29
25,000 28,041
Series AY, 5.00%, 5/15/30
25,000 26,622
Series BQ, 5.00%, 5/15/31
30,000 34,530
Series BQ, 5.00%, 5/15/33
25,000 29,506
Series BQ, 5.00%, 5/15/35
40,000 46,659
Series M, 5.00%, 5/15/35
75,000 78,844
Series AY, 5.00%, 5/15/36
50,000 52,493
Series BE, 5.00%, 5/15/36
170,000 188,909
Series BE, 5.00%, 5/15/42
25,000 27,303
Series BN, 5.00%, 5/15/42
30,000 34,029
Series BS, 5.00%, 5/15/43
25,000 28,542
Series K, 4.00%, 5/15/46
50,000 49,433
Series Q, 5.00%, 5/15/46
15,000 16,366
Series M, 4.00%, 5/15/47
100,000 99,047
Series AZ, 5.00%, 5/15/48
100,000 104,912
Series Q, 3.00%, 5/15/51
50,000 40,765
Principal
Amount $ Value $
Ventura County Community
College District
3.125%, 8/1/31
100,000 100,027
Ventura Unified School District
Series A, 4.00%, 8/1/52
50,000 48,955
William S Hart Union High
School District
Series C, 3.50%, 8/1/38
75,000 74,989
Yosemite Community College
District
5.00%, 8/1/30
35,000 35,814
5.00%, 8/1/32
65,000 66,511
(Cost $22,089,054)
22,028,406
TOTAL MUNICIPAL BONDS
(Cost $22,089,054)
22,028,406
Number
of Shares
CASH EQUIVALENTS — 1.8%
DWS Government Money Market
Series "Institutional Shares",
5.24% (b)
(Cost $414,639)
414,639
414,639
TOTAL INVESTMENTS — 98.9%
(Cost $22,503,693)
22,443,045
Other assets and liabilities,
net — 1.1%
243,730
NET ASSETS — 100.0%
22,686,775
 (a)
Value ($) at
5/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2024
Value ($) at
8/31/2024
CASH EQUIVALENTS — 1.8%
DWS Government Money Market Series "Institutional Shares", 5.24% (b)
419,583 951,643 (956,587) — — — — 414,639 414,639
(a) Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

6 | DBX ETF Trust
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
August 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
CA-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Municipal Bonds (a)
$ — $ 22,028,406 $ — $ 22,028,406
Short-Term Investments (a)
414,639 — — 414,639
TOTAL
$ 414,639 $ 22,028,406 $ — $ 22,443,045
(a)
See Schedule of Investments for additional detailed categorizations.